As filed with the Securities and Exchange Commission on February 21, 2012

Registration File No. 333-167778 Registration File No. 811-22431

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A (Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]	Pre-Effective Amendment No. ___
[X]	Post-Effective Amendment No. 3
and
[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 5

RiverPark Funds Trust
(Exact Name of Registrant as Specified in Charter)

156 West 56th Street, 17th Floor
New York, NY 10019
(Address of Principal Executive Offices – Number, Street, City, State, Zip Code)

 (212) 484-2100
(Registrant’s Telephone Number, including Area Code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
(Name and Address – Number, Street, City, State, Zip Code – of Agent for Service)

Copies of all communications to:

Thomas R. Westle
Mary K. Stokes
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
This Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 2 filed January 30, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of February, 2012.

RIVERPARK FUNDS TRUST

/s/ Morty Schaja
Morty Schaja, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Morty Schaja	Trustee	February 21, 2012
Morty Schaja

/s/ Michael Lawson	Principal Financial and Accounting Officer	February 21, 2012
Michael Lawson

/s/ Richard Browne*	Trustee	February 21, 2012
Richard Browne

/s/ Michael Cohen*	Trustee	February 21, 2012
Michael Cohen

/s/ Mitch Rubin*	Trustee	February 21, 2012
Mitch Rubin

* By Morty Schaja, Attorney-In-Fact under Powers of Attorney

/s/ Morty Schaja
Morty Schaja

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase